Note 5 - Property and Equipment	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
5.
Property and Equipment
The major classes of property and equipment

consist of the following at
December 31:

	2018	2017
Furniture and fixtures	$35,407	$35,407
Computers and office equipment	138,897	138,897
Lab equipment	818,267	820,507
	992,571	994,811
Less accumulated depreciation	(902,260)	(821,925)
Property and equipment, net	$90,311	$172,886

The above includes approximately
$71,000
of equipment located at our research facility in China. Property and equipment are recorded at cost and are depreciated using the straight-line method over the estimated useful lives of the respective assets. Depreciation expense for the years ended
December 31, 2018
and
2017,
was approximately
$84,000
and
$100,000,
respectively